Equity and Equity-based Compensation - Summary of Employee Equity Units (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Weighted-Average Grant Date Fair Value
Outstanding balance at the beginning (in usd per share)		$ 4.34	$ 0.93
Units granted (in usd per share)			6.41
Units vested (in usd per share)	$ 0.69		0.76
Units forfeited (in usd per share)			0
Outstanding balance as the ending (in usd per share)	$ 4.34		$ 4.34
Restricted stock units
Number of units:
Outstanding balance at the beginning (in shares)		0
Units granted (in shares)		3,769,000
Units vested (in shares)		(345,000)
Units forfeited (in shares)		(34,000)
Outstanidng balance as the ending (in shares)	0	3,390,000	0
Weighted-Average Grant Date Fair Value
Outstanding balance at the beginning (in usd per share)		$ 0
Units granted (in usd per share)		6.54
Units vested (in usd per share)		8.11
Units forfeited (in usd per share)		6.43
Outstanding balance as the ending (in usd per share)	$ 0	$ 6.38	$ 0
Performance stock units
Number of units:
Outstanding balance at the beginning (in shares)		0
Units granted (in shares)		764,000
Units vested (in shares)		0
Outstanidng balance as the ending (in shares)	0	764,000	0
Weighted-Average Grant Date Fair Value
Outstanding balance at the beginning (in usd per share)		$ 0
Units granted (in usd per share)		4.97
Outstanding balance as the ending (in usd per share)	$ 0	$ 4.97	$ 0
Employee Equity Units
Number of units:
Outstanding balance at the beginning (in shares)		4,954,000	6,074,000
Units granted (in shares)			2,931,000
Units vested (in shares)	(358,000)	(847,000)	(3,693,000)
Units forfeited (in shares)		0	0
Outstanidng balance as the ending (in shares)	4,954,000	4,107,000	4,954,000
Weighted-Average Grant Date Fair Value
Outstanding balance at the beginning (in usd per share)		$ 4.34
Units vested (in usd per share)		1.02
Units forfeited (in usd per share)		0
Outstanding balance as the ending (in usd per share)	$ 4.34	$ 4.65	$ 4.34